Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to the SEC’s pay versus performance rules and certain performance measures required by such rules.

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	FSP's Total Stockholder Return	Peer Group Total Stockholder Return (2)	Net Income	Net Debt (3)
2024	$306,000	$306,000	$617,846	$617,846	$28.18	$76.95	($52,723,000)	$207,649,000
2023	$306,000	$306,000	$689,403	$689,403	$38.59	$63.34	($48,110,000)	$277,120,000
2022	$306,000	$306,000	$683,601	$683,601	$40.20	$62.07	$1,094,000	$406,368,000
2021	$806,000	$806,000	$759,488	$759,488	$84.25	$99.51	$92,717,000	$434,249,000
2020	$306,000	$306,000	$730,884	$730,884	$54.63	$81.56	$32,615,000	$919,350,000

(1)	For all years, Mr. George J. Carter served as our PEO and Mr. John G. Demeritt, Mr. Jeffrey B. Carter, Mr. Scott H. Carter and Mr. John F. Donahue served as the Other NEOs.

(2)	For all years, the peer group is the FTSE NAREIT Equity Office Index.

(3)	While our Compensation Committee employs a subjective approach to the consideration of various measures of corporate performance, for 2024, the Company identified net debt as the most important financial performance measure used to link the compensation actually paid to the PEO and the Other NEOs for 2024 to the Company’s performance. Net debt is a non-GAAP financial measure. See Appendix A for additional information regarding net debt and a reconciliation of net debt to its most directly comparable GAAP financial measure.

The following table lists the seven most important financial performance measures used by the Company to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance:

Net debt

Debt repaid

Gross proceeds from property dispositions

Amount (and terms) of space leased

Funds from operations (FFO)

Total stockholder return

Estimated net asset value

In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the 2024 Summary Compensation Table and related disclosures appropriately reward our PEO and the Other NEOs for Company and individual performance and assist the Company in retaining our senior leadership team.

Company Selected Measure Name	Net Debt
Named Executive Officers, Footnote
(1)	For all years, Mr. George J. Carter served as our PEO and Mr. John G. Demeritt, Mr. Jeffrey B. Carter, Mr. Scott H. Carter and Mr. John F. Donahue served as the Other NEOs.

Peer Group Issuers, Footnote
(2)	For all years, the peer group is the FTSE NAREIT Equity Office Index.

PEO Total Compensation Amount	$ 306,000	$ 306,000	$ 306,000	$ 806,000	$ 306,000
PEO Actually Paid Compensation Amount	306,000	306,000	306,000	806,000	306,000
Non-PEO NEO Average Total Compensation Amount	617,846	689,403	683,601	759,488	730,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,846	689,403	683,601	759,488	730,884
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the seven most important financial performance measures used by the Company to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance:

Net debt

Debt repaid

Gross proceeds from property dispositions

Amount (and terms) of space leased

Funds from operations (FFO)

Total stockholder return

Estimated net asset value

Total Shareholder Return Amount	$ 28.18	38.59	40.2	84.25	54.63
Peer Group Total Shareholder Return Amount	76.95	63.34	62.07	99.51	81.56
Net Income (Loss)	$ (52,723,000)	$ (48,110,000)	$ 1,094,000	$ 92,717,000	$ 32,615,000
Company Selected Measure Amount	207,649,000	277,120,000	406,368,000	434,249,000	919,350,000
PEO Name	Mr. George J. Carter
Measure:: 1
Pay vs Performance Disclosure
Name	Net debt
Non-GAAP Measure Description
(3)	While our Compensation Committee employs a subjective approach to the consideration of various measures of corporate performance, for 2024, the Company identified net debt as the most important financial performance measure used to link the compensation actually paid to the PEO and the Other NEOs for 2024 to the Company’s performance. Net debt is a non-GAAP financial measure. See Appendix A for additional information regarding net debt and a reconciliation of net debt to its most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Debt repaid
Measure:: 3
Pay vs Performance Disclosure
Name	Gross proceeds from property dispositions
Measure:: 4
Pay vs Performance Disclosure
Name	Amount (and terms) of space leased
Measure:: 5
Pay vs Performance Disclosure
Name	Funds from operations (FFO)
Measure:: 6
Pay vs Performance Disclosure
Name	Total stockholder return
Measure:: 7
Pay vs Performance Disclosure
Name	Estimated net asset value